Income Taxes (Net Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	¥ 53,296	¥ 74,449
Income taxes: Deferred	341,360	336,069
Net deferred tax liability	¥ 288,064	¥ 261,620